PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Personnel Expenses [Abstract]
Disclosure of personnel expenses

	Year ended December 31
	2024	2023	2022
	CHF in millions
Wages, salaries and social security charges	363.9	384.2	380.8
Pension expenses	24.0	10.0	26.8
Share-based compensation	19.1	22.5	30.7
Total	407.0	416.7	438.3